UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     STG Capital Management, LP

Address:  780 Third Avenue
          Suite 301
          New York, New York 10017


13F File Number: 28-11072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Stan Gonzalez
Title:    Chief Financial Officer
Phone:    212-622-7713


Signature, Place and Date of Signing:


 /s/ Stan Gonzalez                New York, New York           August 6, 2008
------------------              ----------------------         --------------
    [Signature]                     [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $225,464
                                           (thousands)


List of Other Included Managers: NONE


                                                     FORM 13F INFORMATION TABLE
                                                     STG Capital Management, LP


                               TITLE OF                      VALUE     SHRS OR   SH/ PUT/   INVSMT   OTHR      VOTING AUTHORITY
NAME OF ISSUER                 CLASS            CUSIP       (X$1000)   PRN AMT   PRN CALL   DSCRTN   MGRS     SOLE      SHARED  NONE

A D C TELECOMMUNICATIONS       COM NEW          000886309    7,940       537,535 SH         SOLE     NONE     537,535
ADTRAN INC                     COM              00738A106    9,178       385,000 SH         SOLE     NONE     385,000
APPLIED MATLS INC              COM              038222105    6,494       340,200 SH         SOLE     NONE     340,200
ARUBA NETWORKS INC             COM              043176106    2,662       508,990 SH         SOLE     NONE     508,990
BMC SOFTWARE INC               COM              055921100    5,526       153,506 SH         SOLE     NONE     153,506
BRIGHTPOINT INC                COM NEW          109473405    2,895       396,597 SH         SOLE     NONE     396,597
BROADCOM CORP                  CL A             111320107    3,820       140,000 SH         SOLE     NONE     140,000
CEVA INC                       COM              157210105    4,256       533,997 SH         SOLE     NONE     533,997
CHECK POINT SOFTWARE TECH LT   ORD              M22465104   11,806       498,770 SH         SOLE     NONE     498,770
F5 NETWORKS INC                COM              315616102    3,979       140,000 SH         SOLE     NONE     140,000
I2 TECHNOLOGIES INC            COM NEW          465754208    3,182       255,992 SH         SOLE     NONE     255,992
INFINEON TECHNOLOGIES AG       SPONSORED ADR    45662N103    6,152       721,200 SH         SOLE     NONE     721,200
INFINERA CORPORATION           COM              45667G103    2,848       322,909 SH         SOLE     NONE     322,909
INFORMATICA CORP               COM              45666Q102    3,335       221,750 SH         SOLE     NONE     221,750
INTEL CORP                     COM              458140100   12,029       560,000 SH         SOLE     NONE     560,000
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    3,551       201,100 SH         SOLE     NONE     201,100
MCAFEE INC                     COM              579064106    2,124        62,400 SH         SOLE     NONE      62,400
MICRON TECHNOLOGY INC          COM              595112103    4,200       700,000 SH         SOLE     NONE     700,000
MICROTUNE INC DEL              COM              59514P109    1,469       424,745 SH         SOLE     NONE     424,745
NETEASE COM INC                SPONSORED ADR    64110W102    3,487       160,040 SH         SOLE     NONE     160,040
NETLOGIC MICROSYSTEMS INC      COM              64118B100   12,943       389,850 SH         SOLE     NONE     389,850
NOVATEL WIRELESS INC           COM NEW          66987M604    9,302       835,816 SH         SOLE     NONE     835,816
ON SEMICONDUCTOR CORP          COM              682189105   11,679     1,273,676 SH         SOLE     NONE   1,273,676
OPEN TEXT CORP COM             COM              683715106    8,941       278,528 SH         SOLE     NONE     278,528
ORACLE CORP                    COM              68389X105    4,095       195,000 SH         SOLE     NONE     195,000
PERFECT WORLD CO LTD           SPON ADR REP B   71372U104    2,998       119,987 SH         SOLE     NONE     119,987
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104   13,551       300,000 SH         SOLE     NONE     300,000
POWERWAVE TECHNOLOGIES INC     COM              739363109    3,421       804,929 SH         SOLE     NONE     804,929
QIMONDA AG                     SPONSORED ADR    746904101    1,428       600,000 SH         SOLE     NONE     600,000
QUEST SOFTWARE INC             COM              74834T103    5,536       373,800 SH         SOLE     NONE     373,800
RESEARCH IN MOTION LTD         COM              760975102    5,260        45,000 SH         SOLE     NONE      45,000
RF MICRODEVICES INC            COM              749941100    6,464     2,228,878 SH         SOLE     NONE   2,228,878
RIGHTNOW TECHNOLOGIES INC      COM              76657R106    6,450       471,830 SH         SOLE     NONE     471,830
SALESFORCE COM INC             COM              79466L302    9,625       141,069 SH         SOLE     NONE     141,069
SHANDA INTERACTIVE ENTMT LTD   SPONSORED ADR    81941Q203    3,801       140,000 SH         SOLE     NONE     140,000
SILICON LABORATORIES INC       COM              826919102    4,350       120,521 SH         SOLE     NONE     120,521
SONUS NETWORKS INC             COM              835916107    1,813       530,000 SH         SOLE     NONE     530,000
VICOR CORP                     COM              925815102    8,005       802,134 SH         SOLE     NONE     802,134
VIGNETTE CORP                  COM NEW          926734401    1,980       165,000 SH         SOLE     NONE     165,000
WEBSENSE INC                   COM              947684106    2,885       171,305 SH         SOLE     NONE     171,305


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